INTEREST IN ASSOCIATES - SUMMARIZED FINANCIAL INFORMATION (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
INTEREST IN ASSOCIATES
Current assets	¥ 523,140	¥ 558,024
Non-current assets	1,425,500	1,331,231
Current liabilities	(667,385)	(641,280)
Non-current liabilities	(345,017)	(332,901)
Net assets attributable to owners of the Company	784,706	774,182
Net assets attributable to non-controlling interests	151,532	140,892
PipeChina
INTEREST IN ASSOCIATES
Current assets	104,889	86,335
Non-current assets	816,301	768,161
Current liabilities	(132,266)	(136,150)
Non-current liabilities	(199,675)	(103,243)
Net assets	589,249	615,103
Net assets attributable to owners of the Company	525,235	526,241
Net assets attributable to non-controlling interests	64,014	88,862
Share of net assets from associates	73,533	73,674
Carrying Amounts	73,533	73,674
Sinopec Finance
INTEREST IN ASSOCIATES
Current assets	212,850	194,458
Non-current assets	57,394	55,086
Current liabilities	(236,840)	(217,987)
Non-current liabilities	(673)	(602)
Net assets	32,731	30,955
Net assets attributable to owners of the Company	32,731	30,955
Share of net assets from associates	16,038	15,168
Carrying Amounts	16,038	15,168
Sinopec Capital
INTEREST IN ASSOCIATES
Current assets	14,444	13,140
Non-current assets	249	102
Current liabilities	(101)	(28)
Non-current liabilities	(990)	(676)
Net assets	13,602	12,538
Net assets attributable to owners of the Company	13,602	12,538
Share of net assets from associates	6,665	6,144
Carrying Amounts	6,665	6,144
Zhongtian Synergetic Energy
INTEREST IN ASSOCIATES
Current assets	3,212	3,532
Non-current assets	51,035	51,331
Current liabilities	(3,811)	(8,577)
Non-current liabilities	(23,435)	(22,216)
Net assets	27,001	24,070
Net assets attributable to owners of the Company	27,001	24,070
Share of net assets from associates	10,463	9,327
Carrying Amounts	10,463	9,327
CIR
INTEREST IN ASSOCIATES
Current assets	885	576
Non-current assets	1,106	870
Current liabilities	(714)	(822)
Non-current liabilities	(138)	(144)
Net assets	1,139	480
Net assets attributable to owners of the Company	1,139	480
Share of net assets from associates	570	240
Carrying Amounts	¥ 570	¥ 240